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1933 Act Rule 485(a)(1)

1933 Act File No. 002-73948

1940 Act File No. 811-03258

December 14, 2009

FILED VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	DFA Investment Dimensions Group Inc.
File Nos. 002-73948 and 811-03258

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 115/116 (the “Amendment”) to the Registration Statement of DFA Investment Dimensions Group Inc. (the “Registrant”). The Amendment is being filed in order: (i) to comply with the amendments to Form N-1A; and (ii) to reflect certain changes to disclosure as the result of actions taken at shareholder meetings that occurred earlier in year.

As noted on the facing sheet, the Amendment relates only to certain series of the Registrant, and the Amendment does not affect the prospectuses and statements of additional information of other series of the Registrant. An additional post-effective amendment containing the prospectuses and statements of additional information relating to the remaining series of the Registrant will be filed later this month.

One prospectus and statement of additional information contained in this Amendment relates to two registrants, the Registrant and Dimensional Investment Group Inc. A separate registration statement, which incorporates by reference this common prospectus and statement of additional information (and which includes its own Part C), is being filed today by Dimensional Investment Group Inc. (File Nos. 33-33980/811-6067).

The Amendment has been marked to indicate all changes made since the Rule 485(b) filing of the Registrant made on February 27, 2009, which contains the most recent

Filing Desk

December 14, 2009

prospectuses and statements of additional information for the series of the Registrant in this Amendment.

The Registrant intends, in February of this year, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the Commission staff on the Amendment; and (ii) updating financial and other timely information contained in the prospectuses and the statements of additional information.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Aidan H. O’Connor, Esquire at (202) 419-8406.

Sincerely,

/s/ Jana Cresswell

Jana Cresswell